Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio - Select Wireless Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906